Fair value of financial instruments - Reconciliation Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value of financial instruments
Financial assets at beginning of period	€ 13,035
Adoption of IFRS 9		€ 4	€ (54)
Financial assets at end of period	12,381	13,035
Level 3 | Private Venture Funds
Fair value of financial instruments
Net gains/(losses) in income statement	73	(96)
At Fair Value-Assets | Level 3
Fair value of financial instruments
Financial assets at beginning of period	688	552
Adoption of IFRS 9		122
Financial assets balance restated		674
Net gains/(losses) in income statement	49	49
Additions	90	119
Deductions	(79)	(150)
Other movements	(2)	(4)
Financial assets at end of period	€ 746	€ 688